Taxation (Tables)	6 Months Ended
Jun. 30, 2016
Income Tax Disclosure [Abstract]
Schedule of Corporation Tax and Deferred Tax Balances
The Company's corporation tax and deferred tax balances at June 30, 2016 and December 31, 2015 are as follows:

(In $ millions)	June 30, 2016	December 31, 2015

Corporation tax liability	$62.9	$28.5
Deferred tax asset	$23.4	$34.2
Deferred tax liability	$(53.0)	$(43.7)

Components of Income Tax Expense
The Company's income tax expense for the three and six month periods ended June 30, 2016 and 2015 is as follows:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Current tax expense	$35.1	$34.2	$61.1	$50.3
Deferred tax expense/(benefit)	8.5	(1.3)	20.1	(3.1)
Total income tax expense	$43.6	$32.9	$81.2	$47.2
Effective tax rate	28.0%	14.6%	30.5%	15.2%